Long-Term Debt (Details Narrative)		1 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended				12 Months Ended
	Oct. 13, 2021 USD ($)	Jan. 19, 2021 USD ($)	Feb. 10, 2020 USD ($)	Mar. 23, 2023 USD ($)	Apr. 05, 2022 USD ($)	May 12, 2021 USD ($)	Apr. 30, 2021 USD ($)	May 31, 2021 USD ($)	May 24, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2021 USD ($)	Sep. 04, 2019 USD ($)	Sep. 30, 2021 USD ($)	Oct. 03, 2019 USD ($)	Sep. 24, 2019 USD ($)	Sep. 23, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 19, 2019 USD ($)
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit										$ 76,000,000	$ 60,000,000
Repayments of Debt										(0)	276,671,000
Fees and related costs deferred										1,140,000										$ 9,655,000
Amortization of Debt Issuance Costs										$ 2,836,000	6,093,000
Debt Instrument, Covenant Description										Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.
Debt Instrument, Covenant Compliance										As of June 30, 2023, and December 31, 2022, the Company was in compliance with its debt covenants.
8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Date of First Required Payment										Feb. 29, 2020
Debt Instrument, Face Amount										$ 4,125,000												$ 27,500,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Debt Instrument, Maturity Date										Dec. 31, 2024
Notes Payable, Fair Value Disclosure										$ 0
8.00% Senior Unsecured Notes Due 2024 [Member] | Twelve Vessels [Member]
Line of Credit Facility [Line Items]
Payments for advances														$ 233,890,000
Net proceeds from issuance										$ 35,000,000
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Description of Scope										to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624.
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.25%
Outstanding amount										$ 37,800,000
Drawn down date										May 2021
Sale Leaseback Transaction, Date										May 20, 2021
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid										$ 19,980,000
Finance Lease Liability Maturity Date										May 2028
Finance Lease, Liability										$ 54,000,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities								$ 54,000,000
Aggregate purchase price										75,000,000
Advance Hire										$ 21,000,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Description of Scope										to finance the acquisition of GSL Violetta delivered in April 2021
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										4.64%
Outstanding amount										$ 8,384,000
Sale Leaseback Transaction, Date										May 12, 2021
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid										$ 950,000
Finance Lease Liability Maturity Date										February 2026
Finance Lease, Liability										$ 14,735,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 14,735,000
2027 Secured Notes (b) [Member]
Line of Credit Facility [Line Items]
Description of Scope										for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes.
Line of Credit Facility, Frequency of Payments										An amount equal to 15% per annum of the original principal balance of each Note shall be paid in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027.
Debt Instrument, Basis Spread on Variable Rate										5.69%
Outstanding amount										$ 310,625,000
Debt Instrument, Issuance Date										Jun. 16, 2022
Debt Instrument, Repurchased Face Amount										$ 350,000,000
Debt Instrument, Description of Variable Rate Basis										interpolated interest rate of 2.84% plus a margin 2.85%
Number of vessels collateral										20
Fees and related costs deferred																				7,409,000
Tranches A, E and F [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit							$ 32,100,000
Maturity date										April 2025
Tranches B and D [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 21,400,000
Maturity date										May 2025
Tranche C [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit														$ 10,700,000
Maturity date										July 2025
Eight Instalments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Number of Repayment Installments										8
Sale Leaseback Transaction, Quarterly Rental Payments										$ 2,025,000
Twenty Instalments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Number of Repayment Installments										20
Sale Leaseback Transaction, Quarterly Rental Payments										$ 891,000
Fifteen Instalments [Member] | $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Number of Repayment Installments										15
Sale Leaseback Transaction, Quarterly Rental Payments										$ 793,870
Four Instalments [Member] | $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Number of Repayment Installments										4
Sale Leaseback Transaction, Quarterly Rental Payments										$ 469,120
On or after December 31, 2021 and prior to December 31, 2022 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage										102.00%
On or after December 31, 2022 and prior to December 31, 2023 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage										101.00%
On or after December 31, 2023 and prior to maturity [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage										100.00%
Redeemed Notes [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Repurchased Face Amount					$ 28,500,000
Debt Instrument, Redemption Price, Percentage					102.00%
Notes Payable, Fair Value Disclosure					$ 89,020,000
Gain (Loss) on Repurchase of Debt Instrument																				2,350,000
Macquarie loan (a) [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										May 18, 2023
Proceeds from Lines of Credit										$ 76,000,000
Description of Scope										to finance part of the acquisition cost of the four 8,544 TEU vessels for an aggregate purchase price of $123.3 million
Repayment installments										4
Maturity date										May 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 25,000,000
Line of Credit Facility, Interest Rate Description										SOFR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.50%
Outstanding amount										$ 76,000,000										0
Fees and related costs deferred										$ 1,140,000
Macquarie loan (a) [Member] | First Two Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										2
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,000,000
Macquarie loan (a) [Member] | Next Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										6
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 6,000,000
Macquarie loan (a) [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Repayment installments										1
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 3,000,000
Macquarie loan (a) [Member] | Other Two Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										2
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,000,000
E.SUN, MICB, Cathay, Taishin Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										December 30, 2021
Description of Scope										The Company using a portion of the net proceeds from this credit facility fully prepaid the outstanding amount of the Blue Ocean Junior Credit facility
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										2.75%
Outstanding amount										$ 37,500,000										46,500,000
Number of tranches										3
Drawn down date										January 2022
Fees and related costs deferred																				1,180,000
E.SUN, MICB, Cathay, Taishin Credit Facility (c) [Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										8
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 4,500,000
E.SUN, MICB, Cathay, Taishin Credit Facility (c) [Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										10
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 2,400,000
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										September 19, 2019
Proceeds from Lines of Credit																			$ 38,500,000
Description of Scope										in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility.
Repayment installments										1
Outstanding amount										$ 0
Repayments of Debt										26,205,000											$ 12,295,000
Fees on repayments of debt										$ 3,968,000											$ 1,618,000
Line of Credit Facility, Expiration Date										Sep. 24, 2024
Debt Instrument, Interest Rate, Stated Percentage										10.00%
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										August 27, 2021
Proceeds from Lines of Credit																				12,000,000
Description of Scope										partially used to fully refinance the Hayfin Credit Facility.
Repayment installments										20
Maturity date										September 2026
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 420,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 3,600,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.25%
Outstanding amount										$ 9,060,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										July 6, 2021
Proceeds from Lines of Credit													$ 140,000,000
Description of Scope										to finance the acquisition of the Twelve Vessels
Maturity date										July 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 35,600,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.25%
Outstanding amount										$ 83,869,000
Repayments of Debt				$ 2,838,000
Line of Credit Facility, Collateral										the vessel was released as collateral under the Company’s $140.0 Million HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										6
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										8
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										6
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 2,200,000
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										May 6, 2021
Description of Scope										in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,162,450
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 28,421,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.25%
Outstanding amount										$ 42,370,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 51,670,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										April 15, 2021
Description of Scope										in order to finance the acquisition of six out of the Seven Vessels
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.50%
Outstanding amount										$ 32,769,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 64,200,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Repayment installments										16
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 668,750
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										April 13, 2021
Description of Scope										in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,648.
Repayment installments										20
Maturity date										April 2026
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,275,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 26,200,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										2.75%
Outstanding amount										$ 41,500,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 51,700,000
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										February 26, 2020
Description of Scope										for the refinance of DVB Credit Facility
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 1,314,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										4.20%
Outstanding amount										$ 3,039,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 9,000,000
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										monthly
Line of Credit Facility, Periodic Payment										$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										monthly
Line of Credit Facility, Periodic Payment										$ 86,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										September 19, 2019
Description of Scope										in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310.
Line of Credit Facility, Interest Rate Description										amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate is SOFR plus a margin of 3.00% plus Credit Adjustment Spread (“CAS”) and is payable at each quarter end date.
Debt Instrument, Basis Spread on Variable Rate										3.00%
Outstanding amount										$ 165,200,000
Number of loan tranches										2
Fees and related costs deferred																				$ 1,066,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																		$ 230,000,000
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 126,000,000
Debt Instrument, Date of First Required Payment										Dec. 12, 2019
Line of Credit Facility, Expiration Date										Sep. 24, 2024
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 38,000,000
Repayment installments										20
Maturity date										December 2026
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 18,000,000
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 30,000,000															$ 90,000,000
Description of Scope										to finance the acquisition of the Four Vessels
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.25%
Outstanding amount										$ 77,137,000
Drawn down date										September 30, 2021
Sale Leaseback Transaction, Date										August 26, 2021
Number of sale and leaseback agreements										4
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid										$ 7,000,000
Finance Lease Liability Maturity Date										three vessels mature in September 2027 and for the fourth vessel in October 2027
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | First Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Number of Repayment Installments										12
Sale Leaseback Transaction, Quarterly Rental Payments										$ 1,587,500
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Next Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Number of Repayment Installments										12
Sale Leaseback Transaction, Quarterly Rental Payments										$ 329,200
$236.2 Million Senior secured loan facility with Hayfin Management, LLP [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										January 7, 2021
Proceeds from Lines of Credit		$ 236,200,000
Description of Scope										The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021.
Repayment installments										20
Maturity date										January 2026
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 6,560,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										7.00%
Outstanding amount										$ 0
Repayments of Debt											197,569,000	$ 5,831,000
Fees on repayments of debt											$ 11,229,000
Line of Credit Facility, Collateral										The New Hayfin Credit Facility is secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary.
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										May 23, 2019
Description of Scope										were used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi.
Line of Credit Facility, Maximum Borrowing Capacity										$ 37,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member] | GSL Eleni [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit									$ 13,000,000
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member] | GSL Grania [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit															$ 12,000,000
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member] | GSL Kalliopi [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																	$ 12,000,000
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit										$ 22,000,000
Description of Scope										to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth.
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 3,500,000
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin
Debt Instrument, Basis Spread on Variable Rate										3.90%
Outstanding amount										$ 0
Drawn down date										December 10, 2019
Number of loan tranches										2
Issuance date of debt instrument										Dec. 10, 2019
Prepayment date										June 24, 2022